UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.

					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 			Aris Wealth Services, Inc.
Address:		270 Walker Drive
			State College, PA  16801

13F File Number:  028-12746

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Chas Boyd
Title:			CCO
Phone:			814-231-3710

Signature, Place, and Date of Signing:


Chas Boyd
State College, PA
February 11, 2008

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ]	13F COMBINATION REPORT.

			  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 68

Form 13F information Table Value Total: $73,835

List of Other Included Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Barclays Bk Plc Idx Dow 2015   PFD              06738C778     1271 20704.0000SH      SOLE               20704.0000
IShares TR 7-10 Year Treasury  PFD              464287440     4369 47653.0000SH      SOLE               47653.0000
IShares TR Aggregate Bond      PFD              464287226     4376 42619.0000SH      SOLE               42619.0000
IShares TR TIPS Bond 5-10 Year PFD              464287176     1398 12719.0000SH      SOLE               12719.0000
Templeton Global Inc           PFD              880198106      687 71822.0000SH      SOLE               71822.0000
3M                             COM              88579Y101      244 3084.351 SH       SOLE                 3084.351
AT&T Inc Com                   COM              00206R102      972 25371.699SH       SOLE                25371.699
American Intl Group            COM              026874107     1570 36297.735SH       SOLE                36297.735
Axis Energy Corp Com           COM              05462C103       74 63000.000SH       SOLE                63000.000
Baker Hughes                   COM              057224107      465 6789.884 SH       SOLE                 6789.884
Bank of America Corp           COM              060505104      637 16803.123SH       SOLE                16803.123
Biogen Idec                    COM              09062X103      530 8594.000 SH       SOLE                 8594.000
Boeing                         COM              097023105      211 2836.409 SH       SOLE                 2836.409
CB Finl Svcs Inc Com           COM              12479G101      190 11325.000SH       SOLE                11325.000
ChevronTexaco                  COM              166764100      522 6115.752 SH       SOLE                 6115.752
Cisco Systems                  COM              17275R102      923 38307.000SH       SOLE                38307.000
Citrix Systems Inc             COM              177376100      378 12881.000SH       SOLE                12881.000
Coca-Cola                      COM              191216100      375 6154.400 SH       SOLE                 6154.400
Colgate Palmolive              COM              194162103      394 5055.836 SH       SOLE                 5055.836
ConocoPhillips                 COM              20825C104      368 4822.979 SH       SOLE                 4822.979
Dover                          COM              260003108      800 19153.934SH       SOLE                19153.934
EMC Corp Mass                  COM              268648102      379 26453.000SH       SOLE                26453.000
Energizer Hldgs Inc            COM              29266R108      557 6156.000 SH       SOLE                 6156.000
Exelon Corp                    COM              30161n101      299 3683.993 SH       SOLE                 3683.993
Exxon Mobil Corporation        COM              30231G102     3068 36274.679SH       SOLE                36274.679
Fulton Financial               COM              360271100      160 13003.763SH       SOLE                13003.763
General Electric               COM              369604103     2748 74244.680SH       SOLE                74244.680
Genzyme Genl Div               COM              372917104      552 7401.000 SH       SOLE                 7401.000
Hewlett-Packard Company New    COM              428236103     1145 25074.246SH       SOLE                25074.246
IBM                            COM              459200101      459 3990.474 SH       SOLE                 3990.474
IShares TR Dow Jones US Basic  COM              464287838      444 5979.098 SH       SOLE                 5979.098
IShares TR Dow Jones US Utils  COM              464287697      693 7537.613 SH       SOLE                 7537.613
Idenix Pharmaceuticals Com     COM              45166R204      151 30000.000SH       SOLE                30000.000
Ingersoll Rand Company         COM              g4776g101      541 12131.523SH       SOLE                12131.523
Intel                          COM              458140100      521 24607.083SH       SOLE                24607.083
J Crew Group Inc Com           COM              46612H402      484 10951.000SH       SOLE                10951.000
J P Morgan Chase & Co          COM              46625h100     1082 25195.089SH       SOLE                25195.089
Janus Capital Group Inc        COM              47102X105      484 20805.601SH       SOLE                20805.601
Johnson & Johnson              COM              478160104     1082 16685.589SH       SOLE                16685.589
Kayne Anderson Mlp Inv Com     COM              486606106      677 23067.000SH       SOLE                23067.000
M Lynch                        COM              590188108      365 8962.558 SH       SOLE                 8962.558
McDonalds                      COM              580135101      314 5636.871 SH       SOLE                 5636.871
Merck & Co                     COM              589331107      347 9149.533 SH       SOLE                 9149.533
Microsoft                      COM              594918104      993 34976.291SH       SOLE                34976.291
Morgan Stanley Group           COM              617446448      366 8003.780 SH       SOLE                 8003.780
Murphy Oil Corp                COM              626717102      635 7724.720 SH       SOLE                 7724.720
Newell Rubbermaid Inc          COM              651229106      378 16510.767SH       SOLE                16510.767
Omega Financial                COM              682092101      662 21203.000SH       SOLE                21203.000
Oracle Systems                 COM              68389X105      710 36282.000SH       SOLE                36282.000
Pepsico                        COM              713448108      383 5298.680 SH       SOLE                 5298.680
Pfizer                         COM              717081103      330 15770.863SH       SOLE                15770.863
Philip Morris Intl Inc Com     COM              718172109      352 6951.966 SH       SOLE                 6951.966
Procter & Gamble               COM              742718109      757 10805.554SH       SOLE                10805.554
Rex Energy Corporation Com     COM              761565100      197 11815.000SH       SOLE                11815.000
SPDR Sector Trust UT SBI Int-F COM              81369y605      454 18255.000SH       SOLE                18255.000
Safeway                        COM              786514208      503 17134.087SH       SOLE                17134.087
Scorpio Mng Corp Com           COM              80917V105       69 50000.000SH       SOLE                50000.000
Sirius Satellite Radio         COM              82966U103       36 12750.000SH       SOLE                12750.000
Spider Trust UT Ser 1          COM              78462F103    24931 188914.240SH      SOLE               188914.240
Synopsys Inc                   COM              871607107      581 25564.000SH       SOLE                25564.000
Tortoise Energy Infr Com       COM              89147L100      460 15335.000SH       SOLE                15335.000
UNUM Corp                      COM              91529Y106      466 21192.240SH       SOLE                21192.240
Verizon Communications         COM              92343V104      423 11606.946SH       SOLE                11606.946
Wachovia Corp                  COM              929903102      277 10272.497SH       SOLE                10272.497
Walt Disney                    COM              254687106     1073 34202.774SH       SOLE                34202.774
William Wrigley Jr             COM              982526105      540 8590.000 SH       SOLE                 8590.000
Wyeth                          COM              983024100      469 11240.541SH       SOLE                11240.541
Xerox                          COM              984121103      486 32494.698SH       SOLE                32494.698